E Shares [Member] Average Annual Total Returns - E Shares	12 Months Ended	60 Months Ended	120 Months Ended	219 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Russell 1000® Growth Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	33.36%	18.96%	16.78%
Russell 1000® Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	24.51%	14.28%	12.87%
C000034322 [Member]
Prospectus [Line Items]
Average Annual Return, Percent	25.29%	15.79%	14.21%
Performance Inception Date				Sep. 22, 2006
C000034322 [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	23.70%	14.08%	12.46%
Performance Inception Date				Sep. 22, 2006
C000034322 [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	16.18%	12.34%	11.29%
Performance Inception Date				Sep. 22, 2006